SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / oz $ / bbl	Dec. 31, 2019 $ / oz $ / bbl
Estimated price of gold per ounce (year 1)	$ 1,700
Estimated price of gold per ounce (year 2)	1,700
Estimated price of gold per ounce (year 3)	$ 1,500
Estimated short-term and long-term prices of gold | $ / oz		1,400
Estimated short-term and long-term prices of silver | $ / oz	20	17.50
Estimated short-term and long-term oil prices | $ / bbl	55	60
Minimum | CGU
Cash flow projection, term	4 years
Real discount rate	3.61%	3.33%
NAV multiples observed	0.4	0.8
Maximum | CGU
Cash flow projection, term	17 years
Real discount rate	6.82%	6.97%
NAV multiples observed	1.5	1.7